Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired - Parentheticals (Details) $ in Thousands	6 Months Ended
Jul. 31, 2025 USD ($)
3GTMS
Acquisition
Cash acquired	$ 773
PackageRoute
Acquisition
Cash acquired	$ 191